COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.COMMITMENTS AND CONTINGENCIES

Capital commitments

The company’s capital commitments mainly relate to investments and mining site renovations. Total capital commitments contracted but not yet reflected in the financial statements amounted to US$3.55 million as of December 31, 2025. Both the equity investment commitments and the site renovation commitments will be fulfilled within one year.

Legal contingencies

The Company is not currently involved in any legal proceedings which could result in material loss contingencies as of December 31, 2025.